Restricted financial assets	12 Months Ended
Dec. 31, 2022
Entity [Table]
Restricted Assets Disclosure [Text Block]
Note 22

Restricted and transferred financial

assets
This Note

provides

information about

restricted financial

assets (Note

22a),

transfers of

financial assets

(Note

22b

and
22c) and financial assets that are

received as collateral with the right

to resell or repledge

these assets (Note 22d).

a) Restricted financial assets
Restricted

financial assets

consist

of

assets

pledged

as collateral

against

an

existing

liability or

contingent

liability and
other assets that are otherwise explicitly

restricted such that they cannot

be used to secure funding.

Financial

assets

are

mainly

pledged

as

collateral

in

securities

lending

transactions,

in

repurchase

transactions,

against
loans from Swiss mortgage institutions and

in connection with the

issuance of covered bonds. The

Group generally enters
into repurchase and securities lending

arrangements under standard market agreements. For securities lending,

the cash
received as

collateral may

be more

or less

than the

fair value

of the

securities loaned,

depending on

the nature

of the
transaction.

For repurchase agreements, the fair

value of the

collateral sold under an

agreement to repurchase is

generally
in excess

of

the cash

borrowed.

Pledged

mortgage loans

serve as

collateral

for existing

liabilities against

Swiss

central
mortgage institutions

and for

existing covered

bond

issuances of

USD
8,962
m as of

31 December

2022

(31 December
2021: USD 10,843 m).
Other restricted financial assets

include assets protected under client

asset segregation rules, assets held

under unit-linked
investment contracts to back related liabilities to the policy holders and assets held in certain jurisdictions to comply with
explicit minimum local asset maintenance requirements. The carrying amount of the liabilities associated with these

other
restricted financial

assets

is generally

equal

to the

carrying

amount

of the

assets, with

the exception

of assets

held

to
comply with local asset maintenance requirements,

for which the associated liabilities

are greater.
Restricted financial assets

USD m 31.12.22 31.12.21
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Financial assets at fair value held for trading 57,377 36,742 63,725 43,397
Loans and advances to customers
1
15,195 18,160
Financial assets at fair value not held for trading 1,509 1,220 961 961
Debt securities classified as Other financial assets measured at amortized cost
3,432 2,685 2,234 1,870
Total financial assets pledged

as collateral
77,513 85,079
Other restricted financial assets
Loans and advances to banks 3,689 3,408
Financial assets at fair value held for trading 162 392
Cash collateral receivables on derivative

instruments
5,155 4,747
Loans and advances to customers 1,127 1,237
Financial assets at fair value not held for trading 14,478 22,765
Financial assets measured at fair value through

other comprehensive income
1,842 894
Other 859 97
Total other restricted

financial assets

27,312 33,540
Total financial assets pledged

and other restricted financial assets
2
104,825 118,619
1 Mainly related to mortgage

loans that serve

as collateral for existing

liabilities toward

Swiss central mortgage

institutions and for existing

covered bond issuances.

Of these pledged

mortgage loans,

approximately
USD 3.1
bn as

of 31 December

2022 (31

December 2021:

approximately

USD
2.7
bn) could

be withdrawn

or used for

future liabilities

or covered bond

issuances without

breaching existing

collateral requirements.

2 Does not include assets placed

with central banks related

to undrawn credit lines

and for payment, clearing

and settlement purposes

(31 December 2022:

USD
5.9
bn; 31 December 2021:

USD
4.4 bn).
In addition to restrictions on financial

assets, UBS Group AG and its subsidiaries are, in certain cases,

subject to regulatory
requirements

that

affect

the

transfer

of

dividends

and

capital

within

the

Group,

as

well

as

intercompany

lending.
Supervisory authorities

also may

require entities

to measure

capital and

leverage ratios

on a

stressed basis,

such as

the
Federal

Reserve

Board’s

Comprehensive

Capital

Analysis

and

Review

(CCAR)

process,

which

may

limit

the

relevant
subsidiaries’ ability to make distributions

of capital based on the results

of those tests.
Supervisory

authorities

generally

have

discretion

to

impose

higher

requirements

or

to

otherwise

limit

the

activities

of
subsidiaries.

Non-regulated subsidiaries

are generally not subject to such

requirements and transfer

restrictions. However,

restrictions
can

also

be

the

result

of

different

legal,

regulatory,

contractual,

entity-

or

country-specific

arrangements

and

/

or
requirements.
›

Refer to the “Financial

and regulatory key figures

for our significant

regulated subsidiaries

and sub-groups” section

of this report
for financial information

about significant

regulated subsidiaries

of the Group

UBS AG
Entity [Table]
Restricted Assets Disclosure [Text Block]
Note 22

Restricted and transferred financial

assets
This Note

provides

information about

restricted financial

assets (Note

22a),

transfers of

financial assets

(Note

22b

and
22c) and financial assets that are

received as collateral with the right

to resell or repledge

these assets (Note 22d).

a) Restricted financial assets
Restricted

financial assets

consist

of

assets

pledged

as collateral

against

an

existing

liability or

contingent

liability and
other assets that are otherwise explicitly

restricted such that they cannot

be used to secure funding.

Financial

assets

are

mainly

pledged

as

collateral

in

securities

lending

transactions,

in

repurchase

transactions,

against
loans from

Swiss mortgage institutions

and in connection

with the issuance

of covered bonds.

UBS AG generally enters
into repurchase and securities lending

arrangements under standard market agreements. For securities lending,

the cash
received as

collateral may

be more

or less

than the

fair value

of the

securities loaned,

depending on

the nature

of the
transaction.

For repurchase agreements, the fair

value of the

collateral sold under an

agreement to repurchase is

generally
in excess

of

the cash

borrowed.

Pledged

mortgage loans

serve as

collateral

for existing

liabilities against

Swiss

central
mortgage institutions

and for

existing covered

bond

issuances of

USD
8,962
m as of

31 December

2022

(31 December
2021: USD 10,843 m).
Other restricted financial assets

include assets protected under client

asset segregation rules, assets held

under unit-linked
investment contracts to back related liabilities to the policy holders and assets held in certain jurisdictions to comply with
explicit minimum local asset maintenance requirements. The carrying amount of the liabilities associated with

these other
restricted financial

assets

is generally

equal

to the

carrying

amount

of the

assets, with

the exception

of assets

held

to
comply with local asset maintenance requirements,

for which the associated liabilities

are greater.
Restricted financial assets

USD m 31.12.22 31.12.21
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Financial assets at fair value held for trading 57,435 36,742 63,834 43,397
Loans and advances to customers
1
15,195 18,160
Financial assets at fair value not held for trading 1,509 1,220 961 961
Debt securities classified as Other financial assets measured at amortized cost
3,432 2,685 2,234 1,870
Total financial assets pledged

as collateral
77,571
85,188
Other restricted financial assets
Loans and advances to banks 3,689 3,408
Financial assets at fair value held for trading 162 392
Cash collateral receivables on derivative

instruments
5,155 4,747
Loans and advances to customers 1,127 1,237
Financial assets at fair value not held for trading 14,090 22,328
Financial assets measured at fair value through

other comprehensive income
1,842 894
Other
859
97
Total other restricted

financial assets

26,924
33,104
Total financial assets pledged

and other restricted financial assets
2
104,495
118,292
1 Mainly related to mortgage

loans that serve as collateral

for existing liabilities toward

Swiss central mortgage

institutions and for existing

covered bond issuances.

Of these pledged

mortgage loans, approximately
USD 3.1
bn as of

31 December 2022

(31 December

2021: approximately

USD
2.7
bn) could be

withdrawn

or used for

future liabilities

or covered bond

issuances without

breaching existing

collateral

requirements.

2 Does not include assets placed

with central banks related

to undrawn credit lines

and for payment, clearing

and settlement purposes

(31 December 2022:

USD
5.9
bn; 31 December 2021:

USD
4.4 bn).
In

addition

to

restrictions

on

financial

assets,

UBS

AG

and

its

subsidiaries

are,

in

certain cases,

subject

to

regulatory
requirements that

affect the transfer

of dividends and capital

within UBS AG,

as well as

intercompany lending. Supervisory
authorities also may require entities

to measure capital and leverage

ratios on a stressed basis, such

as the Federal Reserve
Board’s Comprehensive Capita

l

Analysis and Review (CCAR)

process, which may limit the relevant

subsidiaries’ ability to
make distributions of capital based on

the results of those tests.
Supervisory

authorities

generally

have

discretion

to

impose

higher

requirements

or

to

otherwise

limit

the

activities

of
subsidiaries.

Non-regulated subsidiaries

are generally not subject to such

requirements and transfer

restrictions. However,

restrictions
can

also

be

the

result

of

different

legal,

regulatory,

contractual,

entity-

or

country-specific

arrangements

and

/

or
requirements.
›

Refer to the “Financial

and regulatory key figures

for our significant

regulated subsidiaries

and sub-groups” section

of this report
for financial information

about significant

regulated subsidiaries

of UBS AG